VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

ANNUAL REPORT

DECEMBER 31, 2005

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company

and Policyowners of Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account A of Monarch Life Insurance Company at December 31, 2005 and 2004, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers

Boston, Massachusetts

February 21, 2006

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2005

	Cost	Shares/Units	Market Value
ASSETS
Investment in FAM Series Fund, Inc.:
Mercury Money Reserve Portfolio	$26,430,667	26,430,667	$26,430,667
Mercury Intermediate Government Bond Portfolio	8,253,738	718,979	8,102,898
Mercury Core Bond Strategy Portfolio	8,133,714	693,185	7,936,963
Mercury Large Cap Core Strategy Portfolio	19,987,119	1,120,486	26,846,848
Mercury Fundamental Growth Strategy Portfolio	22,628,923	1,023,606	23,225,619
Mercury Balanced Capital Strategy Portfolio	57,464,770	3,806,555	54,205,345
Mercury High Yield Portfolio	2,230,540	382,112	2,178,038
Mercury Global Allocation Strategy Portfolio	8,579,439	599,581	9,803,151

	153,708,910		158,729,529

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities:
2006 Trust	234,936	271,107	277,695
2007 Trust	145,671	201,708	196,820
2008 Trust	371,511	886,242	811,115
2009 Trust	44,929	92,542	81,271
2010 Trust	40,335	55,031	45,802
2011 Trust	30,630	52,243	42,180
2013 Trust	5,464	12,839	9,403
2014 Trust	114,180	226,693	156,665
2019 Trust	234,695	454,422	243,588

	1,222,351		1,864,539

Total Invested Assets	$154,931,261		160,594,068

Dividends Receivable			98,649

Total Assets			160,692,717

LIABILITIES
Payable to Monarch Life Insurance Company			2,158,760
Pending Trades			57

Total Liabilities			2,158,817

Net Assets			$158,533,900

NET ASSETS
For Variable Life Insurance Policies			$158,528,136
Unamortized Allocated Policy Loading			5,764

Total Net Assets			$158,533,900

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2004

	Cost	Shares/Units	Market Value
ASSETS
Investment in Merrill Lynch Series Fund, Inc.:
Money Reserve Portfolio	$32,932,145	32,932,145	$32,932,145
Intermediate Government Bond Portfolio	8,265,665	721,279	8,229,792
Core Bond Strategy Portfolio	8,547,433	729,211	8,641,148
Large Cap Core Strategy Portfolio	21,368,187	1,204,429	25,594,124
Fundamental Growth Strategy Portfolio	25,160,579	1,106,193	23,440,235
Balanced Capital Strategy Portfolio	62,742,906	4,106,921	57,291,544
High Yield Portfolio	2,850,594	492,798	3,001,138
Global Allocation Strategy Portfolio	7,880,218	591,033	9,101,904

	169,747,727		168,232,030

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities:
2005 Trust	405,835	522,194	526,022
2006 Trust	240,197	280,513	279,961
2007 Trust	330,098	472,361	453,576
2008 Trust	387,101	951,600	863,786
2009 Trust	45,201	93,863	81,832
2010 Trust	250,146	400,171	329,529
2011 Trust	29,465	51,293	40,656
2013 Trust	5,533	13,056	9,297
2014 Trust	198,815	404,655	270,888
2019 Trust	12,402	27,665	13,662

	1,904,793		2,869,209

Total Invested Assets	$171,652,521		171,101,239

Pending Trades			50,137

Total Assets			171,151,376

LIABILITIES
Payable to Monarch Life Insurance Company			2,177,373

Total Liabilities			2,177,373

Net Assets			$168,974,003

NET ASSETS
For Variable Life Insurance Policies			$168,968,266
Unamortized Allocated Policy Loading			5,737

Total Net Assets			$168,974,003

The accompanying notes are an integral part of the financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	Total	Mercury Money Reserve Division	Mercury Intermediate Government Bond Division	Mercury Core Bond Strategy Division	Mercury Large Cap Core Strategy Division	Mercury Fundamental Growth Strategy Division	Mercury Balanced Capital Strategy Division	Mercury High Yield Division
Investment Income:
Dividends	$3,820,864	$870,181	$386,093	$413,778	$174,608	$212,347	$1,237,724	$225,942
Expenses:
Risk Charges and Administrative Expenses	(946,951)	(184,619)	(44,799)	(44,623)	(145,159)	(126,412)	(318,012)	(15,139)
Transaction Charges	(7,269)	—	—	—	—	—	—	—

Net Investment Income (Loss)	2,866,644	685,562	341,294	369,155	29,449	85,935	919,712	210,803

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(452,993)	—	14,663	7,782	411,885	(771,739)	(1,056,020)	32,583
Net Unrealized Gains (Losses)	6,214,141	—	(114,967)	(290,464)	2,633,792	2,317,038	2,191,941	(203,046)
Capital Gain Distributions	155,246	—	—	36,730	—	—	—	—

Net Gains and (Losses)	5,916,394	—	(100,304)	(245,952)	3,045,677	1,545,299	1,135,921	(170,463)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,783,038	685,562	240,990	123,203	3,075,126	1,631,234	2,055,633	40,340

Transfers of Net Premiums	2,623,346	536,926	159,281	178,874	408,134	324,616	874,272	25,848
Transfers of Policy Loading, Net	26	368	—	(46)	(185)	(19)	(46)	—
Transfers Due to Deaths	(2,216,002)	(461,551)	(51,221)	(197,572)	(367,130)	(172,916)	(846,929)	(86,695)
Transfers Due to Other Terminations	(14,725,546)	(8,004,960)	(324,240)	(202,230)	(961,815)	(1,263,248)	(3,160,261)	(212,084)
Transfers Due to Policy Loans	25,620	148,671	152,322	195,537	(19,224)	133,304	(189,925)	11,626
Transfers of Cost of Insurance	(4,486,887)	(876,206)	(222,572)	(224,900)	(706,299)	(644,988)	(1,446,592)	(144,862)
Transfers of Net Loan Cost	(443,697)	(97,257)	(19,627)	(17,223)	(69,133)	(87,192)	(122,593)	(15,286)
Transfers Among Investment Divisions	—	1,621,139	(46,778)	(497,319)	(149,389)	(156,151)	(266,031)	(521,607)

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(19,223,141)	(7,132,870)	(352,835)	(764,879)	(1,865,041)	(1,866,594)	(5,158,105)	(943,060)

Total Increase (Decrease) in Net Assets	(10,440,103)	(6,447,308)	(111,845)	(641,676)	1,210,085	(235,360)	(3,102,472)	(902,720)
Net Assets - Beginning of Year	168,974,003	32,522,753	8,127,483	8,533,722	25,275,952	23,148,836	56,579,317	2,963,830

Net Assets - End of Year	$158,533,900	$26,075,445	$8,015,638	$7,892,046	$26,486,037	$22,913,476	$53,476,845	$2,061,110

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005 (Continued)

	Mercury Global Allocation Strategy Division	2005 Division	2006 Division	2007 Division	2008 Division	2009 Division	2010 Division	2011 Division
Investment Income:
Dividends	$300,191	$—	$—	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(56,326)	(341)	(1,564)	(1,830)	(4,182)	(438)	(1,017)	(310)
Transaction Charges	—	(217)	(946)	(1,076)	(2,842)	(273)	(514)	(140)

Net Investment Income (Loss)	243,865	(558)	(2,510)	(2,906)	(7,024)	(711)	(1,531)	(450)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	549,893	121,112	4,233	76,802	43,792	864	71,665	369
Net Unrealized Gains (Losses)	2,022	(120,187)	3,004	(72,318)	(37,076)	(277)	(73,912)	360
Capital Gain Distributions	118,517	—	—	—	—	—	—	—

Net Gains and (Losses)	670,432	925	7,238	4,484	6,716	587	(2,247)	729

Net Increase (Decrease) in Net Assets Resulting from Operations	914,297	367	4,728	1,578	(308)	(124)	(3,778)	279

Transfers of Net Premiums	95,317	76	1,172	4,778	3,834	3,182	—	1,911
Transfers of Policy Loading, Net	(45)	—	—	—	—	—	—	—
Transfers Due to Deaths	(31,988)	—	—	—	—	—	—	—
Transfers Due to Other Terminations	(206,834)	(22,826)	(86)	(163,354)	(2,091)	(30)	(185,134)	(6)
Transfers Due to Policy Loans	(105,598)	—	(2,491)	(84,676)	201	—	(103,944)	—
Transfers of Cost of Insurance	(149,268)	4,465	(5,273)	(9,854)	(47,440)	(3,151)	(215)	(712)
Transfers of Net Loan Cost	(6,900)	629	(458)	(617)	(6,530)	(497)	51	(5)
Transfers Among Investment Divisions	276,143	(502,181)	(78)	(1,588)	(499)	(21)	12,798	—

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(129,173)	(519,837)	(7,214)	(255,311)	(52,525)	(517)	(276,444)	1,188

Total Increase (Decrease) in Net Assets	785,124	(519,470)	(2,486)	(253,733)	(52,833)	(641)	(280,222)	1,467
Net Assets - Beginning of Year	8,988,755	519,470	276,451	447,903	853,017	80,809	325,407	40,145

Net Assets - End of Year	$9,773,879	$—	$273,965	$194,170	$800,184	$80,168	$45,185	$41,612

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005 (Continued)

	2013 Division	2014 Division	2019 Division
Investment Income:
Dividends	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(47)	(1,412)	(722)
Transaction Charges	(33)	(751)	(477)

Net Investment Income (Loss)	(80)	(2,163)	(1,199)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	82	36,752	2,288
Net Unrealized Gains (Losses)	180	(29,584)	7,634
Capital Gain Distributions	—	—	—

Net Gains and (Losses)	262	7,168	9,922

Net Increase (Decrease) in Net Assets Resulting from Operations	182	5,005	8,723

Transfers of Net Premiums	—	5,125	—
Transfers of Policy Loading, Net	—	—	—
Transfers Due to Deaths	—	—	—
Transfers Due to Other Terminations	(4)	1,109	(17,452)
Transfers Due to Policy Loans	—	(110,185)	—
Transfers of Cost of Insurance	(77)	(5,146)	(3,797)
Transfers of Net Loan Cost	(1)	(734)	(324)
Transfers Among Investment Divisions	(1)	(8,109)	239,672

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(83)	(117,940)	218,099

Total Increase (Decrease) in Net Assets	99	(112,935)	226,822
Net Assets - Beginning of Year	9,170	267,497	13,486

Net Assets - End of Year	$9,269	$154,562	$240,308

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

	Total	Money Reserve Division	Intermediate Government Bond Division	Core Bond Strategy Division	Large Cap Core Strategy Division	Fundamental Growth Strategy Division	Balanced Capital Strategy Division	High Yield Division
Investment Income:
Dividends	$3,545,970	$356,363	$250,764	$292,431	$237,972	$247,796	$1,262,876	$629,371
Expenses:
Risk Charges and Administrative Expenses	(974,632)	(189,656)	(46,181)	(45,273)	(132,646)	(126,289)	(324,030)	(42,686)
Transaction Charges	(10,103)	—	—	—	—	—	—	—

Net Investment Income (Loss)	2,561,235	166,707	204,583	247,158	105,326	121,507	938,846	586,685

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(5,028,318)	—	36,588	32,605	(2,297,882)	(1,760,136)	(1,364,482)	482,088
Net Unrealized Gains (Losses)	13,989,609	—	985	(24,535)	5,719,306	3,136,842	4,736,233	(644,653)
Capital Gain Distributions	138,008	—	56,971	81,037	—	—	—	—

Net Gains and (Losses)	9,099,299	—	94,544	89,107	3,421,424	1,376,706	3,371,751	(162,565)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,660,534	166,707	299,127	336,265	3,526,750	1,498,213	4,310,597	424,120

Transfers of Net Premiums	2,910,033	594,533	170,646	194,231	442,997	363,094	991,925	28,919
Transfers of Policy Loading, Net	(1,221)	(441)	—	(48)	(641)	(25)	(18)	—
Transfers Due to Deaths	(2,962,897)	(1,066,970)	(101,439)	(247,838)	(187,761)	(184,897)	(866,965)	(122,873)
Transfers Due to Other Terminations	(7,621,125)	(1,041,655)	(337,205)	(409,207)	(1,497,178)	(916,581)	(2,875,232)	9,188
Transfers Due to Policy Loans	(697,130)	(689,510)	(98,039)	(7,925)	232,156	154,673	(285,288)	89,019
Transfers of Cost of Insurance	(4,619,878)	(1,023,381)	(231,817)	(257,241)	(662,892)	(631,668)	(1,523,866)	3,020
Transfers of Net Loan Cost	(448,662)	(100,756)	(18,858)	(21,157)	(65,292)	(88,504)	(128,899)	2,034
Transfers Among Investment Divisions	—	12,888,322	(349,984)	933,272	955,412	19,684	(170,458)	(15,218,819)

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(13,440,880)	9,560,142	(966,696)	184,087	(783,199)	(1,284,224)	(4,858,801)	(15,209,512)

Total Increase (Decrease) in Net Assets	(1,780,346)	9,726,849	(667,569)	520,352	2,743,551	213,989	(548,204)	(14,785,392)
Net Assets - Beginning of Year	170,754,349	22,795,904	8,795,052	8,013,370	22,532,401	22,934,847	57,127,521	17,749,222

Net Assets - End of Year	$168,974,003	$32,522,753	$8,127,483	$8,533,722	$25,275,952	$23,148,836	$56,579,317	$2,963,830

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004 (Continued)

	Global Allocation Strategy Division	2004 Division	2005 Division	2006 Division	2007 Division	2008 Division	2009 Division	2010 Division
Investment Income:
Dividends	$268,397	$—	$—	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(51,178)	(61)	(2,988)	(1,595)	(2,625)	(4,440)	(649)	(2,158)
Transaction Charges	—	(38)	(1,900)	(965)	(1,552)	(3,018)	(393)	(1,115)

Net Investment Income (Loss)	217,219	(99)	(4,888)	(2,560)	(4,177)	(7,458)	(1,042)	(3,273)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(280,552)	8,514	10,283	13,676	3,458	48,295	28,733	2,034
Net Unrealized Gains (Losses)	1,115,227	(8,518)	(3,913)	(10,676)	2,720	(29,235)	(25,173)	10,752
Capital Gain Distributions	—	—	—	—	—	—	—	—

Net Gains and (Losses)	834,675	(4)	6,370	3,000	6,178	19,060	3,560	12,786

Net Increase (Decrease) in Net Assets Resulting from Operations	1,051,894	(103)	1,482	440	2,001	11,602	2,518	9,513

Transfers of Net Premiums	102,137	—	458	1,172	4,778	3,834	3,182	—
Transfers of Policy Loading, Net	(48)	—	—	—	—	—	—	—
Transfers Due to Deaths	(184,154)	—	—	—	—	—	—	—
Transfers Due to Other Terminations	(554,506)	730	264	213	(95)	375	(151)	(77)
Transfers Due to Policy Loans	(42,507)	—	(27,333)	(23,560)	—	201	—	—
Transfers of Cost of Insurance	(205,473)	722	(9,748)	(4,897)	(11,763)	(46,192)	(4,454)	(3,641)
Transfers of Net Loan Cost	(19,235)	126	(175)	(335)	(595)	(6,054)	(387)	5
Transfers Among Investment Divisions	1,120,918	(92,456)	(838)	(505)	12,651	(10,369)	(57,773)	(321)

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	217,132	(90,878)	(37,372)	(27,912)	4,976	(58,205)	(59,583)	(4,034)

Total Increase (Decrease) in Net Assets	1,269,026	(90,981)	(35,890)	(27,472)	6,977	(46,603)	(57,065)	5,479
Net Assets - Beginning of Year	7,719,729	90,981	555,360	303,923	440,926	899,620	137,874	319,928

Net Assets - End of Year	$8,988,755	$—	$519,470	$276,451	$447,903	$853,017	$80,809	$325,407

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004 (Continued)

	2011 Division	2013 Division	2014 Division	2019 Division
Investment Income:
Dividends	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(314)	(46)	(1,731)	(86)
Transaction Charges	(144)	(31)	(898)	(49)

Net Investment Income (Loss)	(458)	(77)	(2,629)	(135)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	5,398	60	2,078	924
Net Unrealized Gains (Losses)	(2,886)	481	15,728	924
Capital Gain Distributions	—	—	—	—

Net Gains and (Losses)	2,511	541	17,806	1,848

Net Increase (Decrease) in Net Assets Resulting from Operations	2,054	464	15,177	1,713

Transfers of Net Premiums	2,388	—	5,739	—
Transfers of Policy Loading, Net	—	—	—	—
Transfers Due to Deaths	—	—	—	—
Transfers Due to Other Terminations	109	(4)	(25)	(88)
Transfers Due to Policy Loans	—	—	983	—
Transfers of Cost of Insurance	(616)	(78)	(5,753)	(140)
Transfers of Net Loan Cost	(87)	—	(509)	16
Transfers Among Investment Divisions	(15,869)	(5)	(188)	(12,674)

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(14,075)	(87)	247	(12,886)

Total Increase (Decrease) in Net Assets	(12,021)	377	15,424	(11,173)
Net Assets - Beginning of Year	52,166	8,793	252,073	24,659

Net Assets - End of Year	$40,145	$9,170	$267,497	$13,486

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of seventeen investment divisions. Eight of the divisions each invest solely in the shares of eight corresponding portfolios of the FAM Series Fund, Inc. (formerly Merrill Lynch Series Funds, Inc.) (Series Fund), a diversified open-end management investment company registered under the 1940 Act. The Series Fund’s investment advisor is Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors. Nine of the divisions each invest solely in the units of nine corresponding series trusts of The Merrill Lynch Fund of Stripped (“Zero”) U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Merrill Lynch, Pierce, Fenner & Smith Inc.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum guaranteed death benefit) and other policy benefits. Additional assets are held in Monarch Life’s general account to cover the contingency that the guaranteed death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from premiums before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes. For certain policies, the sum of deductions (3) and (4) is initially included in the investment base of a policyowner in the Account. This allocated policy loading is subtracted from that policyowner’s investment base in installments during subsequent policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life’s surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life’s certificate of authority has been revoked or not renewed by the insurance departments of the states of Alaska (2004), Hawaii (1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), Utah (2005), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re. The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the policyowners participating in the Account.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION (Continued)

Effective May 1, 2005, the Money Reserve Portfolio, Intermediate Government Bond Portfolio, Core Bond Strategy Portfolio, Large Cap Core Strategy Portfolio, Fundamental Growth Strategy Portfolio, Balanced Capital Strategy Portfolio, High Yield Portfolio, and Global Allocation Strategy Portfolio changed their names to the Mercury Money Reserve Portfolio, Mercury Intermediate Government Bond Portfolio, Mercury Core Bond Strategy Portfolio, Mercury Large Cap Core Strategy Portfolio, Mercury Fundamental Growth Strategy Portfolio, Mercury Balanced Capital Strategy Portfolio, Mercury High Yield Portfolio, and Mercury Global Allocation Strategy Portfolio, respectively. Simultaneously, the corresponding investment divisions of the Account were renamed.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value, which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts, respectively, and are recorded by the Account on the ex-dividend date.

FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account for the year ended December 31, 2005, are shown below:

	Purchases	Sales
Mercury Money Reserve Portfolio	$7,367,370	$13,868,848
Mercury Intermediate Government Bond Portfolio	1,044,943	1,071,532
Mercury Core Bond Strategy Portfolio	694,603	1,116,101
Mercury Large Cap Core Strategy Portfolio	2,194,444	3,987,415
Mercury Fundamental Growth Strategy Portfolio	1,189,523	2,949,429
Mercury Balanced Capital Strategy Portfolio	1,712,656	5,934,746
Mercury High Yield Portfolio	765,928	1,418,566
Mercury Global Allocation Strategy Portfolio	2,283,747	2,134,422
2005 Trust	39	526,972
2006 Trust	28	9,510
2007 Trust	840	262,052
2008 Trust	2,789	62,165
2009 Trust	696	1,840
2010 Trust	14,645	296,108
2011 Trust	1,954	1,156
2013 Trust	52	197
2014 Trust	4,147	125,522
2019 Trust	238,368	18,358

Totals	$17,516,772	$33,784,939

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyowners’ investment base.

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Trusts to the Account and deducts a daily charge from the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyowners’ respective investment base.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2005, are shown below:

	Issued	Redeemed	Net Increase (Decrease)
Mercury Money Reserve Division	300,110	492,443	(192,333)
Mercury Intermediate Government Bond Division	14,903	19,940	(5,037)
Mercury Core Bond Strategy Division	11,811	21,432	(9,621)
Mercury Large Cap Core Strategy Division	28,287	43,831	(15,544)
Mercury Fundamental Growth Strategy Division	24,138	45,340	(21,202)
Mercury Balanced Capital Strategy Division	54,830	147,619	(92,789)
Mercury High Yield Division	37,366	58,159	(20,793)
Mercury Global Allocation Strategy Division	53,998	59,326	(5,328)
2005 Division	1	6,847	(6,846)
2006 Division	35	191	(156)
2007 Division	124	5,488	(5,364)
2008 Division	100	1,217	(1,117)
2009 Division	90	101	(11)
2010 Division	349	7,241	(6,892)
2011 Division	55	20	35
2013 Division	1	4	(3)
2014 Division	216	4,674	(4,458)
2019 Division	15,339	1,224	14,115

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 7 - POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner’s investment base. This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee of $12.50. Additionally, Monarch Life may charge an excess reallocation fee of $25.00 for those policyowners who reallocate investment base more than five times a year. These fees (if applicable) would be deducted from a policyowner’s investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by policy form from .60% to 2.00%. A policyowner’s investment base is reduced by the net loan cost.

NOTE 8 - POLICYOWNERS’ INVESTMENT BASE

Policyowners’ investment base for 2005, 2004, 2003, 2002, and 2001 consists of the following:

	At December 31,					For the year ended December 31,
		Separate Account Index			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base**			Total Return***
	Units	Lowest	to	Highest			Lowest	to	Highest	Lowest	to	Highest
2005
Mercury Money Reserve Division	698,628	$34.99	to	$38.72	$26,430,701	2.96%	.50%	to	.90%	1.95%	to	2.35%
Mercury Intermediate Government Bond Division	116,460	63.66	to	70.44	8,124,564	4.64%	.50%	to	.90%	2.55%	to	2.95%
Mercury Core Bond Strategy Division	99,951	73.13	to	80.92	7,999,131	4.94%	.50%	to	.90%	1.13%	to	1.54%
Mercury LargeCap Core Strategy Division	204,297	120.91	to	133.79	26,846,833	0.69%	.50%	to	.90%	12.46%	to	12.92%
Mercury Fundamental Growth Strategy Division	251,674	84.64	to	93.66	23,225,609	0.94%	.50%	to	.90%	7.09%	to	7.52%
Mercury Balanced Capital Strategy Division	951,961	53.22	to	57.87	54,205,343	2.25%	.50%	to	.90%	3.50%	to	3.93%
Mercury High Yield Division	53,102	38.80	to	42.02	2,192,872	2.51%	.50%	to	.90%	1.25%	to	1.67%
Mercury Global Allocation Strategy Division	227,127	40.94	to	44.13	9,803,151	12.52%	.50%	to	.90%	9.91%	to	10.35%
2006 Division	6,198	41.89	to	45.37	277,699	—	.84%	to	1.24%	1.38%	to	1.77%
2007 Division	4,044	45.65	to	49.25	196,815	—	.84%	to	1.24%	0.37%	to	0.78%
2008 Division	17,234	43.80	to	47.06	811,085	—	.84%	to	1.24%	(0.43%)	to	(0.02%)
2009 Division	1,899	40.26	to	43.08	81,261	—	.84%	to	1.24%	(0.52%)	to	(0.12%)
2010 Division	1,106	39.67	to	42.28	45,801	—	.84%	to	1.24%	(0.18%)	to	0.21%
2011 Division	1,215	33.94	to	36.03	42,179	—	.84%	to	1.24%	0.59%	to	1.01%
2013 Division	339	26.28	to	27.67	9,395	—	.84%	to	1.24%	1.55%	to	1.99%
2014 Division	5,714	26.44	to	27.72	156,667	—	.84%	to	1.24%	1.97%	to	2.36%
2019 Division	15,027	15.78	to	16.22	243,583	—	.84%	to	1.24%	7.20%	to	7.63%
2004
Money Reserve Division	890,961	$34.32	to	$37.83	$32,932,149	1.20%	.50%	to	.90%	0.18%	to	0.61%
Intermediate Government Bond Division	121,497	62.08	to	68.42	8,229,791	2.95%	.50%	to	.90%	3.21%	to	3.64%
Core Bond Strategy Division	109,572	72.31	to	79.69	8,641,145	3.49%	.50%	to	.90%	3.54%	to	3.97%
LargeCap Core Strategy Division	219,841	107.51	to	118.48	25,594,122	1.02%	.50%	to	.90%	16.09%	to	16.57%
Fundamental Growth Strategy Division	272,876	79.04	to	87.11	23,440,229	1.10%	.50%	to	.90%	6.54%	to	6.98%
Balanced Capital Strategy Division	1,044,750	51.42	to	55.68	57,291,527	2.25%	.50%	to	.90%	7.66%	to	8.10%
High Yield Division	73,895	38.32	to	41.33	3,001,139	9.13%	.50%	to	.90%	11.11%	to	11.55%
Global Allocation Strategy Division	232,455	37.25	to	39.99	9,101,905	3.25%	.50%	to	.90%	13.26%	to	13.74%
2005 Division	6,846	71.38	to	77.42	526,009	—	.84%	to	1.24%	(0.11%)	to	0.30%
2006 Division	6,354	41.32	to	44.58	279,931	—	.84%	to	1.24%	(0.24%)	to	0.18%
2007 Division	9,408	45.48	to	48.87	453,541	—	.84%	to	1.24%	0.13%	to	0.56%
2008 Division	18,351	43.99	to	47.07	863,755	—	.84%	to	1.24%	0.89%	to	1.29%
2009 Division	1,910	40.47	to	43.13	81,826	—	.84%	to	1.24%	1.68%	to	2.11%
2010 Division	7,998	39.74	to	42.19	329,502	—	.84%	to	1.24%	2.69%	to	3.13%
2011 Division	1,180	33.74	to	35.67	40,651	—	.84%	to	1.24%	3.31%	to	3.75%
2013 Division	342	25.88	to	27.13	9,285	—	.84%	to	1.24%	4.82%	to	5.20%
2014 Division	10,172	25.93	to	27.08	270,865	—	.84%	to	1.24%	5.75%	to	6.15%
2019 Division	912	14.72	to	15.07	13,656	—	.84%	to	1.24%	9.93%	to	10.40%

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE (Continued)

	At December 31,					For the year ended December 31,
		Separate Account Index			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base**			Total Return***
	Units	Lowest	to	Highest			Lowest	to	Highest	Lowest	to	Highest
2003
Money Reserve Division	626,448	$34.26	to	$37.60	$23,055,795	0.94%	.50%	to	.90%	0.00%	to	0.37%
Intermediate Government Bond Division	136,099	60.15	to	66.02	8,895,318	3.44%	.50%	to	.90%	1.34%	to	1.76%
Core Bond Strategy Division	106,657	69.84	to	76.65	8,104,729	3.80%	.50%	to	.90%	4.01%	to	4.43%
LargeCap Core Strategy Division	228,131	92.61	to	101.64	22,789,277	0.54%	.50%	to	.90%	31.34%	to	31.86%
Fundamental Growth Strategy Division	288,791	74.19	to	81.43	23,196,312	0.45%	.50%	to	.90%	27.63%	to	28.14%
Balanced Capital Strategy Division	1,138,158	47.76	to	51.51	57,780,207	2.40%	.50%	to	.90%	20.21%	to	20.69%
High Yield Division	493,290	34.49	to	37.05	17,951,572	7.57%	.50%	to	.90%	23.27%	to	23.79%
Global Allocation Strategy Division	226,614	32.89	to	35.16	7,807,735	4.37%	.50%	to	.90%	34.41%	to	34.97%
2004 Division	4,991	17.82	to	18.54	92,019	—	.84%	to	1.24%	(0.06%)	to	0.38%
2005 Division	7,327	71.46	to	77.19	561,689	—	.84%	to	1.24%	0.93%	to	1.34%
2006 Division	6,979	41.42	to	44.50	307,388	—	.84%	to	1.24%	1.47%	to	1.88%
2007 Division	9,298	45.42	to	48.60	455,961	—	.84%	to	1.24%	1.36%	to	1.76%
2008 Division	19,584	43.60	to	46.47	909,878	—	.84%	to	1.24%	1.40%	to	1.82%
2009 Division	3,335	39.80	to	42.24	139,447	—	.84%	to	1.24%	1.56%	to	1.96%
2010 Division	8,086	38.70	to	40.91	323,576	—	.84%	to	1.24%	1.98%	to	2.40%
2011 Division	1,576	32.66	to	34.38	52,762	—	.84%	to	1.24%	2.06%	to	2.47%
2013 Division	345	24.69	to	25.79	8,895	—	.84%	to	1.24%	1.56%	to	2.02%
2014 Division	10,150	24.52	to	25.51	254,948	—	.84%	to	1.24%	2.25%	to	2.70%
2019 Division	1,836	13.39	to	13.65	24,939	—	.84%	to	1.24%	1.75%	to	2.17%
2002
Money Reserve Division	727,436	$34.26	to	$37.46	$26,715,197	1.88%	.50%	to	.90%	0.76%	to	1.19%
Intermediate Government Bond Division	164,919	59.35	to	64.88	10,586,963	4.46%	.50%	to	.90%	8.82%	to	9.26%
Core Bond Strategy Division	110,734	67.15	to	73.40	8,061,848	4.78%	.50%	to	.90%	8.97%	to	9.44%
LargeCap Core Strategy Division	227,252	70.51	to	77.08	17,237,237	0.83%	.50%	to	.90%	(19.48%)	to	(19.15%)
Fundamental Growth Strategy Division	318,431	58.13	to	63.55	19,982,869	0.39%	.50%	to	.90%	(29.12%)	to	(28.83%)
Balanced Capital Strategy Division	1,228,021	39.73	to	42.68	51,715,407	2.88%	.50%	to	.90%	(13.69%)	to	(13.34%)
High Yield Division	511,271	27.98	to	29.93	15,045,397	7.96%	.50%	to	.90%	(4.34%)	to	(3.98%)
Natural Resources Division	73,045	12.58	to	13.39	961,163	0.70%	.50%	to	.90%	1.45%	to	1.83%
Global Allocation Strategy Division	163,557	24.47	to	26.05	4,172,683	3.77%	.50%	to	.90%	(8.83%)	to	(8.50%)
2003 Division	6,990	88.51	to	95.47	657,203	—	.84%	to	1.24%	2.36%	to	2.77%
2004 Division	5,463	17.83	to	18.47	100,441	—	.84%	to	1.24%	4.03%	to	4.47%
2005 Division	8,831	70.80	to	76.17	669,313	—	.84%	to	1.24%	7.44%	to	7.87%
2006 Division	4,759	40.82	to	43.68	207,028	—	.84%	to	1.24%	9.76%	to	10.19%
2007 Division	9,656	44.81	to	47.76	455,436	—	.84%	to	1.24%	12.14%	to	12.59%
2008 Division	20,738	43.00	to	45.64	946,266	—	.84%	to	1.24%	14.24%	to	14.70%
2009 Division	3,504	39.19	to	41.43	143,713	—	.84%	to	1.24%	15.88%	to	16.34%
2010 Division	9,022	37.95	to	39.95	353,399	—	.84%	to	1.24%	16.63%	to	17.09%
2011 Division	3,607	32.00	to	33.55	118,923	—	.84%	to	1.24%	17.26%	to	17.72%
2013 Division	348	24.31	to	25.28	8,790	—	.84%	to	1.24%	19.58%	to	20.04%
2014 Division	19,872	23.98	to	24.84	488,033	—	.84%	to	1.24%	19.90%	to	20.35%
2019 Division	1,864	13.16	to	13.36	24,817	—	.84%	to	1.24%	18.56%	to	19.07%

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE (Continued)

	At December 31,					For the year ended December 31,
		Separate Account Index			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base**			Total Return***
	Units	Lowest	to	Highest			Lowest	to	Highest	Lowest	to	Highest
2001
Money Reserve Division	1,120,512	$34.00	to	$37.02	$40,686,077	4.20%	.50%	to	.90%	3.22%	to	3.65%
Intermediate Government Bond Division	157,766	54.54	to	59.38	9,273,193	5.51%	.50%	to	.90%	5.97%	to	6.40%
Core Bond Strategy Division	109,922	61.62	to	67.07	7,283,740	5.53%	.50%	to	.90%	6.85%	to	7.29%
Capital Stock Division	239,857	87.57	to	95.34	22,527,047	0.90%	.50%	to	.90%	(10.78%)	to	(10.42%)
Fundamental Growth Strategy Division	366,977	82.01	to	89.29	32,359,925	0.53%	.50%	to	.90%	(19.55%)	to	(19.22%)
Balanced Capital Strategy Division	1,354,236	46.03	to	49.25	65,830,116	2.36%	.50%	to	.90%	(7.60%)	to	(7.22%)
High Yield Division	92,335	29.25	to	31.17	2,831,998	11.79%	.50%	to	.90%	0.78%	to	1.19%
Natural Resources Division	51,561	12.40	to	13.15	666,118	0.76%	.50%	to	.90%	(10.20%)	to	(9.83%)
Global Allocation Strategy Division	178,844	26.84	to	28.47	4,999,343	1.88%	.50%	to	.90%	(9.26%)	to	(8.89%)
2002 Division	6,735	19.09	to	19.85	133,027	—	.84%	to	1.24%	4.13%	to	4.56%
2003 Division	7,565	86.47	to	92.90	691,341	—	.84%	to	1.24%	7.54%	to	7.98%
2004 Division	2,642	17.14	to	17.68	46,707	—	.84%	to	1.24%	7.96%	to	8.40%
2005 Division	9,434	65.90	to	70.61	662,180	—	.84%	to	1.24%	7.72%	to	8.16%
2006 Division	3,996	37.19	to	39.64	157,748	—	.84%	to	1.24%	7.42%	to	7.86%
2007 Division	10,304	39.96	to	42.42	432,189	—	.84%	to	1.24%	6.62%	to	7.06%
2008 Division	21,495	37.64	to	39.79	855,042	—	.84%	to	1.24%	5.79%	to	6.22%
2009 Division	3,620	33.82	to	35.61	127,684	—	.84%	to	1.24%	4.77%	to	5.20%
2010 Division	10,298	32.54	to	34.12	345,302	—	.84%	to	1.24%	3.44%	to	3.86%
2011 Division	3,641	27.29	to	28.50	102,103	—	.84%	to	1.24%	2.85%	to	3.27%
2013 Division	350	20.33	to	21.06	7,378	—	.84%	to	1.24%	1.78%	to	2.20%
2014 Division	22,250	20.00	to	20.64	454,612	—	.84%	to	1.24%	0.94%	to	1.35%
2019 Division	5,162	11.10	to	11.22	57,735	—	.84%	to	1.24%	(1.74%)	to	(1.34%)

*	These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values. The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

**	These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values. Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.

***	These ratios represent the total return of the Account’s divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

NOTE 10-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

59598 2/06